Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Jul. 03, 2017	Jul. 03, 2014	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Conversion features of the instruments value	$ 242	$ 121	$ 242